The Lincoln National Life Insurance Company
                                350 Church Street
                             Hartford, CT 06103-1106

November 8, 1999

Securities and Exchange Commission                            VIA EDGAR
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, DC 20549

Re:   The Lincoln National Life Insurance Company
      Lincoln Life Flexible Premium Variable Life Account S
      File No. 333-72875
      Filing Under Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, Lincoln Life Flexible Premium Variable Life Account S hereby certifies that the Supplement contained in Post-Effective Amendment No. 1 to the above referenced Registration Statement does not differ from that filed electronically on October 22, 1999, with the exception of the correction of two typographical errors.

We commenced use of this Supplement November 1, 1999.

If you have any questions about this filing, please call me at 860-466-1465.

Sincerely,

/s/  Jeremy Sachs
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Jeremy Sachs
Senior Counsel